Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.9%
U.S. Equity Funds - 1.9%
Alerian MLP ETF	141,565	$ 5,498,385
Energy Select Sector SPDR Fund	19,355	1,517,819
Health Care Select Sector SPDR Fund	10,514	1,392,054
Vanguard S&P 500 ETF	24,126	9,138,687

Total Exchange-Traded Funds (Cost $17,970,747)		17,546,945

INVESTMENT COMPANIES - 92.8%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	1,969

International Equity Funds - 30.0%
Transamerica Emerging Markets Opportunities (C)	3,674,571	28,845,386
Transamerica International Equity (C)	7,842,786	141,170,145
Transamerica International Focus (C)	6,254,443	48,346,847
Transamerica International Small Cap Value (C)	1,061,891	13,432,925
Transamerica International Stock (C)	5,258,351	50,743,089

		282,538,392

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds - 60.6%
Transamerica Capital Growth (C)	907,163	$ 5,896,557
Transamerica Large Cap Value (C)	17,761,825	230,370,865
Transamerica Mid Cap Growth (C)	2,323,431	17,356,031
Transamerica Mid Cap Value (C)	2,406,143	25,192,319
Transamerica Mid Cap Value Opportunities (C)	6,338	74,221
Transamerica Small Cap Growth (C)	798,969	5,281,183
Transamerica Small Cap Value (C)	1,018,053	6,983,844
Transamerica Sustainable Equity Income (C)	9,497,995	67,435,761
Transamerica US Growth (C)	8,915,375	211,829,309

		570,420,090

U.S. Mixed Allocation Fund - 2.2%
Transamerica Energy Infrastructure (C)	2,865,921	21,121,840

Total Investment Companies (Cost $787,873,621)		874,082,291

Total Investments (Cost $805,844,368)		891,629,236
Net Other Assets (Liabilities) - 5.3%		49,876,506

Net Assets - 100.0%		$ 941,505,742

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	107	09/16/2022	$ 21,455,213	$ 22,114,225	$ 659,012	$ —

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$17,546,945	$—	$—	$17,546,945
Investment Companies	874,080,322	—	—	874,080,322

Total	$891,627,267	$—	$—	$891,627,267

Investment Companies Measured at Net Asset Value (E)				1,969

Total Investments				$891,629,236

Other Financial Instruments
Futures Contracts (G)	$659,012	$—	$—	$659,012

Total Other Financial Instruments	$659,012	$—	$—	$659,012

Transamerica Funds	Page 1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$152,469,240	$50,353,958	$(97,000,000)	$(22,358,882)	$(77,567,759)	$5,896,557	907,163	$271,409	$50,082,549
Transamerica Emerging Markets Opportunities	67,512,530	6,753,538	(28,000,000)	471,582	(17,892,264)	28,845,386	3,674,571	5,048,018	1,705,520
Transamerica Energy Infrastructure	45,653,179	1,738,755	(27,999,999)	4,742,048	(3,012,143)	21,121,840	2,865,921	951,857	—
Transamerica Global Allocation Liquidating Trust	2,041	—	—	—	(72)	1,969	874	—	—
Transamerica International Equity	150,187,493	26,328,361	(8,300,000)	(1,037,069)	(26,008,640)	141,170,145	7,842,786	5,328,361	—
Transamerica International Focus	127,292,467	17,532,838	(64,725,000)	(6,798,522)	(24,954,936)	48,346,847	6,254,443	3,770,835	3,762,003
Transamerica International Small Cap Value	27,315,870	1,004,535	(10,000,000)	2,331,871	(7,219,351)	13,432,925	1,061,891	713,489	291,046
Transamerica International Stock	27,592,048	28,855,178	—	—	(5,704,137)	50,743,089	5,258,351	835,459	1,419,719
Transamerica Large Cap Value	233,754,982	55,646,189	(35,200,000)	(3,585,557)	(20,244,749)	230,370,865	17,761,825	5,979,523	—
Transamerica Mid Cap Growth	8,424,670	22,351,932	(5,700,000)	(1,305,662)	(6,414,909)	17,356,031	2,323,431	816,403	1,535,529
Transamerica Mid Cap Value	39,989,252	5,925,372	(14,000,000)	1,757,104	(8,479,409)	25,192,319	2,406,143	488,576	5,436,796
Transamerica Mid Cap Value Opportunities	9,749,944	2,201,632	(9,950,000)	1,235,673	(3,163,028)	74,221	6,338	864,666	1,336,966
Transamerica Small Cap Growth	15,754,660	928,299	(7,600,000)	1,112,920	(4,914,696)	5,281,183	798,969	166,923	761,376
Transamerica Small Cap Value	15,345,225	4,156,421	(8,000,000)	859,937	(5,377,739)	6,983,844	1,018,053	2,846,557	1,309,864
Transamerica Sustainable Equity Income	73,421,354	21,316,181	(6,000,000)	(1,182,200)	(20,119,574)	67,435,761	9,497,995	8,212,976	4,103,204
Transamerica US Growth	220,194,616	81,474,094	(12,000,000)	(1,473,852)	(76,365,549)	211,829,309	8,915,375	2,906,907	22,567,187

Total	$1,214,659,571	$326,567,283	$(334,474,999)	$(25,230,609)	$(307,438,955)	$874,082,291	70,594,129	$39,201,959	$94,311,759

Transamerica Funds	Page 2

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$1,969	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Growth Portfolio (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4